Contingencies - Contingent Liabilities, By Nature (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	BRL 26,065,584	BRL 23,288,431
Labor contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	779,776	1,082,677
Tax contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	24,047,529	21,059,009
Civil contingencies
Loss Contingencies [Line Items]
Contingent liabilities with possible unfavorable outcome	BRL 1,238,279	BRL 1,146,745